Financial Information of Parent Company - Condensed Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (354,181,969)	$ (54,676,274)	¥ (128,942,408)	¥ (562,916,605)
Adjustments for:
Employee share-based compensation expense	34,007,629	5,249,873	3,672,300	29,237,416
Fair value change on warrants liability	7,129,161	1,100,553
Amortization of discount on convertible note	2,609,771	402,879
Change in prepayments and other current assets	(11,928,473)	(1,841,439)	1,767,972	(23,085,521)
Change in accounts payable	565,870	87,355	(9,104,630)	8,665,354
Change in other payables and accruals	(1,465,002)	(226,155)	(7,118,898)	(4,815,188)
Net cash used in operating activities	(175,586,790)	(27,105,930)	(269,097,406)	(357,569,636)
Cash flows from financing activities:
Proceeds from stock option exercises			812,635	4,304,447
Proceeds from the issuance of convertible bonds	260,068,680	40,147,686
Repurchase of ordinary shares				(29,030,699)
Net cash provided by (used in) financing activities	257,936,935	39,818,601	100,221,650	(38,688,942)
Net change in cash and cash equivalents	(132,471,759)	(20,450,115)	24,495,099	(397,291,608)
Cash and cash equivalents, beginning of year	181,482,300	28,016,039	156,987,201	554,278,809
Cash and cash equivalents, end of year	49,010,541	7,565,924	181,482,300	156,987,201
Parent Company
Cash flows from operating activities:
Net loss	(304,828,354)	(47,057,389)	(86,622,470)	(526,261,572)
Adjustments for:
Employee share-based compensation expense	33,184,307	5,122,772	2,337,019	24,683,804
Fair value change on warrants liability	7,129,161	1,100,553
Amortization of discount on convertible note	2,609,771	402,879
Equity in income (loss) of subsidiaries and VIEs	250,905,547	38,733,141	77,872,558	478,188,607
Change in prepayments and other current assets	(856,745)	(132,259)	(199)	14,253,727
Change in accounts payable	(15,958)	(2,463)	(27,382)	(31,607)
Change in amounts due from intercompany	(236,543,924)	(36,516,087)	4,294,984	32,990,799
Change in other payables and accruals	6,401,724	988,255	(1,702,034)	1,858,984
Net cash used in operating activities	(242,014,471)	(37,360,598)	(3,847,524)	25,682,742
Cash flows from financing activities:
Proceeds from stock option exercises			812,635	4,304,447
Proceeds from the issuance of convertible bonds	260,068,680	40,147,686
Payment for the issuance cost related to convertible bonds	(20,779,520)	(3,207,805)
Repurchase of ordinary shares				(29,030,699)
Net cash provided by (used in) financing activities	239,289,160	36,939,881	812,635	(24,726,252)
Net change in cash and cash equivalents	(2,725,311)	(420,717)	(3,034,889)	956,490
Cash and cash equivalents, beginning of year	2,754,295	425,191	5,789,184	4,832,694
Cash and cash equivalents, end of year	¥ 28,984	$ 4,474	¥ 2,754,295	¥ 5,789,184